PARNASSUS MID CAP GROWTH FUND
Portfolio of Investments as of September 30, 2023 (unaudited)

Equities			Shares	Market Value ($)

Biotechnology (2.7%)
Alnylam Pharmaceuticals Inc. θ			38,748	6,862,271
BioMarin Pharmaceutical Inc. θ			142,279	12,588,846
				19,451,117

Capital Markets (4.1%)
LPL Financial Holdings Inc.			31,644	7,520,197
Morningstar Inc.			94,728	22,189,087
				29,709,284

Chemicals (4.5%)
Nutrien Ltd.			223,897	13,827,879
The Sherwin-Williams Co.			72,133	18,397,522
				32,225,401

Commercial Services & Supplies (4.9%)
Cintas Corp.			42,986	20,676,696
Copart Inc. θ			335,701	14,465,356
				35,142,052

Containers & Packaging (2.5%)
Ball Corp. Ω			361,763	18,008,562

Distributors (2.7%)
Pool Corp.			54,897	19,548,822

Health Care Equipment & Supplies (5.8%)
Align Technology Inc. θ			66,596	20,333,091
IDEXX Laboratories Inc. θ			48,983	21,418,796
				41,751,887

Health Care Technology (2.5%)
Veeva Systems Inc., Class A θ			88,566	18,018,753

Hotels, Restaurants & Leisure (2.3%)
Hilton Worldwide Holdings Inc.			108,531	16,299,185

Insurance (3.1%)
The Progressive Corp.			161,722	22,527,875
				0
IT Services (0.8%)
Twilio Inc., Class A θ			103,370	6,050,246

Life Sciences Tools & Services (6.6%)
Agilent Technologies Inc.			215,607	24,109,175
IQVIA Holdings Inc. θ			83,124	16,354,647
Repligen Corp θ			42,024	6,682,236
				47,146,058

Machinery (2.5%)
Trane Technologies plc			89,740	18,209,143

Media (2.1%)
The Trade Desk Inc., Class A θ			195,036	15,242,063

Multiline Retail (2.5%)
MercadoLibre Inc. θ			14,467	18,342,420

Professional Services (12.6%)
Broadridge Financial Solutions Inc.			111,530	19,969,446
CoStar Group Inc. θ			348,207	26,773,636
Equifax Inc.			113,315	20,757,042
Verisk Analytics Inc.			98,580	23,288,539
				90,788,663

Road & Rail (2.0%)
Old Dominion Freight Line Inc.			35,664	14,591,569

Semiconductors & Semiconductor Equipment (7.4%)
KLA Corp.			35,771	16,406,727
Lam Research Corp.			11,075	6,941,478
Monolithic Power Systems Inc.			28,318	13,082,916
Teradyne Inc.			167,112	16,788,071
				53,219,192

Software (19.1%)
Ansys Inc. θ			59,803	17,794,383
Cadence Design Systems Inc. θ			54,507	12,770,990
Fortinet Inc. θ			422,306	24,780,916
Guidewire Software Inc. θ			370,362	33,332,580
Splunk Inc. θ			123,521	18,064,946
Synopsys Inc. θ			31,644	14,523,647
Workday Inc., Class A θ			76,758	16,491,456
				137,758,918

Specialty Retail (5.4%)
O'Reilly Automotive Inc. θ			22,322	20,287,573
Ross Stores Inc.			162,191	18,319,473
				38,607,046

Textiles, Apparel & Luxury Goods (2.5%)
Lululemon Athletica Inc. θ			47,052	18,143,722

Total investment in equities (98.6%)
(cost $568,546,526)				710,781,978

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.1%) α
Beneficial State Bank	3.50%	01/15/2024;@	250,000	247,069
Citizens Trust Bank	0.05%	01/14/2024;@	200,000	197,677
				444,746

Certificates of Deposit Account Registry Service (0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2023 Participating depository institutions: First State Bank, par 236,500; United Mississippi Bank, par 236,500; Waumandee State Bank, par 27,000; (cost $490,879)	4.00%	03/14/2024	500,000	$490,879.00

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2024;@	100,000	96,754
BlueHub Loan Fund Inc.	1.00%	04/15/2024;@	100,000	96,754
Root Capital Inc.	1.00%	02/01/2024;@	100,000	97,951
Vermont Community Loan Fund Inc.	0.50%	10/15/2023;@	100,000	99,753
				391,212

Time Deposits (1.3%)
SEB, Stockholm	4.68%	10/02/2023;@	9,684,580	9,684,580

Total short-term securities (1.5%)
(cost $11,011,417)				11,011,417

Total securities (100.1%)
(cost $579,557,943)				721,793,395

Other assets and liabilities (-0.1%)				-$488,848.00

Total net assets (100.0%)				721,304,547

θ This security is non-income producing.

Ω Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the
Investment Securities Act of 1940.

α Market value adjustments have been applied to these securities to reflect potential early withdrawal.
Such securities have been classified as level 3.